Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	DundeeWealth Funds
Central Index Key	dei_EntityCentralIndexKey	0001365151
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 26, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep. 30, 2011
Dynamic Energy Fund (Prospectus Summary) | Dynamic Energy Fund | Dynamic Energy Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWGEX
Dynamic Energy Income Fund (Prospectus Summary) | Dynamic Energy Income Fund | Dynamic Energy Income Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWEIX
Dynamic Global Growth Fund (Prospectus Summary) | Dynamic Global Growth Fund | Dynamic Global Growth Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWGGX
Dynamic World Growth Fund (Prospectus Summary) | Dynamic World Growth Fund | Dynamic World Growth Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWGNX
Dynamic Canadian Equity Income Fund (Prospectus Summary) | Dynamic Canadian Equity Income Fund | Dynamic Canadian Equity Income Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWGIX
Dynamic Natural Resources Fund (Prospectus Summary) | Dynamic Natural Resources Fund | Dynamic Natural Resources Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWNRX
Dynamic Contrarian Advantage Fund (Prospectus Summary) | Dynamic Contrarian Advantage Fund | Dynamic Contrarian Advantage Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWGVX
Dynamic Discovery Fund (Prospectus Summary) | Dynamic Discovery Fund | Dynamic Discovery Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWGDX
Dynamic Gold & Precious Metals Fund (Prospectus Summary) | Dynamic Gold & Precious Metals Fund | Dynamic Gold & Precious Metals Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWGOX
Dynamic Canadian Value Fund (Prospectus Summary) | Dynamic Canadian Value Fund | Dynamic Canadian Value Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWNVX
Dynamic U.S. Growth Fund (Prospectus Summary) | Dynamic U.S. Growth Fund | Dynamic U.S. Growth Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWUGX
Dynamic U.S. Value Fund (Prospectus Summary) | Dynamic U.S. Value Fund | Dynamic U.S. Value Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWUVX
JOHCM International Select Fund (Prospectus Summary) | JOHCM International Select Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JOHIX
JOHCM International Select Fund (Prospectus Summary) | JOHCM International Select Fund | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JOHAX
Mount Lucas U.S. Focused Equity Fund (Prospectus Summary) | Mount Lucas U.S. Focused Equity Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BMLEX
Smith Group Large Cap Core Growth Fund (Prospectus Summary) | Smith Group Large Cap Core Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSLGX